                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2009
                                                ----------------

Check here if Amendment [ ]; Amendment Number:
                                                --------

This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:        MacNealy Hoover Investment Management, Inc.
           -----------------------------------------------
Address:     200 Market Ave., N., Suite 200
           -----------------------------------------------
             Canton, Ohio 44702
           -----------------------------------------------

Form 13F File Number:    028-12713
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Harry C.C. MacNealy
           ---------------------------------------------------

Title:       CEO & CCO
           ---------------------------------------------------

Phone:       330 454-1010
           ---------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Harry C.C. MacNealy          Canton, OH           April 28, 2009
-----------------------    ----------------------     --------------
      [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 ------------------------------

      [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            -0-
                                           ------------

Form 13F Information Table Entry Total:       141
                                           ------------

Form 13F Information Table Value Total:       $49,102
                                           ------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.     Form 13F File Number      Name

              28-
      ----       ------------           -----------------------------

      [Repeat as necessary.]


         COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4  COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
                                                       Current
                                                        Value    Quantity          Investment    Other     Voting Authority
       Description           Asset Class      CUSIP     (000)     SH/PRN   SH/PRN  Discretion  Managers  SOLE  Shared   None
       -----------           -----------      -----    --------  --------  ------  ----------  --------  ----  ------   ----
1/100 Berkshire Htwy cl A   CL A            084670108   $1,821     2,000     SH       SOLE                       2,100
1/100 Berkshire Htwy cl A   CL A                                     100              NON
3M Company                  COM             88579Y101     $456     9,175     SH       SOLE                       9,175
Abbott Laboratories         COM             002824100   $1,079    22,426     SH       SOLE                      22,426
Abbott Laboratories         COM                                      200              NON
Abbott Laboratories         COM                                                                                           200
Amer Electric Pwr Co Inc    COM             025537101     $213     7,900     SH       SOLE                       8,235
Amer Electric Pwr Co Inc    COM                                      535              NON
Amer Electric Pwr Co Inc    COM                                                                                           200
Amgen Incorporated          COM             031162100     $208     4,200     SH       SOLE                       4,200
Apple Computer Inc          COM             037833100     $295     2,010     SH       SOLE                       2,810
Apple Computer Inc          COM                                      800              NON
AT&T Inc.                   COM             00206R102     $481    18,089     SH       SOLE                      19,099
AT&T Inc.                   COM                                    1,010              NON
Auto Data Processing        COM             053015103     $854    22,925     SH       SOLE                      24,075
Auto Data Processing        COM                                    1,350              NON
Auto Data Processing        COM                                                                                           200
Berkshire Hathaway Cl B     COM             084670207     $821       291     SH       SOLE                         291
Bristol-Myers Squibb Co     COM             110122108     $377    16,607     SH       SOLE                      17,197
Bristol-Myers Squibb Co     COM                                      590              NON
Bucyrus Intl Inc            COM             118759109     $697    45,925     SH       SOLE                      45,925
Camco Financial Corp        COM             132618109     $172   109,045     SH       SOLE                     110,045
Camco Financial Corp        COM                                    1,000              NON
Central Federal Corp        COM             15346Q103     $356   122,791     SH       SOLE                     122,791
Chevron Corporation         COM             166764100   $2,840    41,012     SH       SOLE                      41,687
Chevron Corporation         COM                                    1,225              NON
Chevron Corporation         COM                                                                                           550
Cisco Systems Inc           COM             17275R102     $287    16,890     SH       SOLE                      17,090
Cisco Systems Inc           COM                                      200              NON
Citigroup Inc               COM             172967101      $76    29,700     SH       SOLE                      29,950
Citigroup Inc               COM                                      500              NON
Citigroup Inc               COM                                                                                           250
Coca Cola Company           COM             191216100   $1,034    22,625     SH       SOLE                      23,125
Coca Cola Company           COM                                      900              NON
Coca Cola Company           COM                                                                                           400
ConocoPhillips              COM             20825C104   $1,203    30,273     SH       SOLE                      30,523
ConocoPhillips              COM                                      450              NON
ConocoPhillips              COM                                                                                           200
Deere & Co                  COM             244199105     $599    18,225     SH       SOLE                      18,225
Diebold Incorporated        COM             253651103     $436    20,330     SH       SOLE                      20,330
Diebold Incorporated        COM                                       75              NON
Diebold Incorporated        COM                                                                                            75
Disney Walt Hldg Co         COM DISNEY      254687106     $505    26,220     SH       SOLE                      27,320
Disney Walt Hldg Co         COM DISNEY                             1,600              NON
Disney Walt Hldg Co         COM DISNEY                                                                                    500
Dominion Resources Inc.     COM             25746U109     $273     8,800     SH       SOLE
Dow Chemical Company        COM             260543103     $129    15,300     SH       SOLE                      15,300
DuPont E I De Nemour & Co   COM             263534109     $542    24,250     SH       SOLE                      24,250
E M C Corp Mass             COM             268648102     $463    39,900     SH       SOLE                      40,600
E M C Corp Mass             COM                                      700              NON
Emerson Electric Co         COM             291011104     $762    26,150     SH       SOLE                      26,150
Emerson Electric Co         COM                                      500              NON
Emerson Electric Co         COM                                                                                           500
Exxon Mobil Corporation     COM             30231G102   $3,361    48,407     SH       SOLE                      48,957
Exxon Mobil Corporation     COM                                      950              NON
Exxon Mobil Corporation     COM                                                                                           400
Farmers Natl Banc Cp Oh     COM             309627107     $476    93,676     SH       SOLE                      95,100
Farmers Natl Banc Cp Oh     COM                                    1,424              NON
Fifth Third Bancorp         COM             316773100     $271    92,207     SH       SOLE                      92,457
Fifth Third Bancorp         COM                                      500              NON
Fifth Third Bancorp         COM                                                                                           250
First Citizens Banc New     COM NO PAR      319459202     $889   122,625     SH       SOLE                     123,225
First Citizens Banc New     COM NO PAR                             1,900              NON
First Citizens Banc New     COM NO PAR                                                                                  1,300
Firstmerit Corp             COM             337915102   $1,284    69,740     SH       SOLE                      69,740
Firstmerit Corp             COM                                      800              NON
Firstmerit Corp             COM                                                                                           800
General Dynamics Corp       COM             369550108     $503    11,900     SH       SOLE                      12,100
General Dynamics Corp       COM                                      200              NON
General Electric Company    COM             369604103   $1,301   124,165     SH       SOLE                     127,765
General Electric Company    COM                                    4,500              NON
General Electric Company    COM                                                                                           900
Heinz H J Co                COM             423074103     $636    18,750     SH       SOLE                      19,250
Heinz H J Co                COM                                      500              NON
Hershey Company             COM             427866108   $1,301    37,125     SH       SOLE                      37,325
Hershey Company             COM                                      300              NON
Hershey Company             COM                                                                                           100
Home Depot Inc              COM             437076102     $626    25,800     SH       SOLE                      26,050
Home Depot Inc              COM                                      750              NON
Home Depot Inc              COM                                                                                           500
Huntington Bancshs Inc      COM             446150104     $401   237,903     SH       SOLE                     239,403
Huntington Bancshs Inc      COM                                    3,700              NON
Huntington Bancshs Inc      COM                                                                                         2,200
Ingersoll-Rand Company      CL A            456866102     $469    33,950     SH       SOLE                      33,950
Intel Corp                  COM             458140100     $342    20,250     SH       SOLE                      22,500
Intel Corp                  COM                                    2,525              NON
Intel Corp                  COM                                                                                           275
Intl Business Machines      COM             459200101   $2,281    23,279     SH       SOLE                      23,289
Intl Business Machines      COM                                      260              NON
Intl Business Machines      COM                                                                                           250
Ishares Russell 1000 Gro    RUSSELL1000GRW  464287614     $349     9,955     SH       SOLE                       9,955
Ishares Tr Msci Eafe Fd     MSCI EAFE IDX   464287465     $806    21,445     SH       SOLE                      21,445
Ishares Tr Russell 2000     RUSSELL 2000    464287655     $242     5,760     SH       SOLE                       5,760
J P Morgan Chase & Co. Inc  COM             46625H100     $330    12,397     SH       SOLE                      12,397
Johnson & Johnson           COM             478160104   $2,196    41,450     SH       SOLE                      41,450
Johnson & Johnson           COM                                      300              NON
Johnson & Johnson           COM                                                                                           300
Keycorp Inc New             COM             493267108     $176    20,140     SH       SOLE                      20,140
Keycorp Inc New             COM                                    2,250              NON
Keycorp Inc New             COM                                                                                         2,250
Lowes Companies Inc         COM             548661107     $320    17,550     SH       SOLE                      17,550
Mc Donalds Corp             COM             580135101     $268     4,903     SH       SOLE                       4,903
Medtronic Inc               COM             585055106     $220     7,450     SH       SOLE                       7,450
Merck & Co Inc              COM             589331107     $428    15,775     SH       SOLE                      16,000
Merck & Co Inc              COM                                      225              NON
Microsoft Corp              COM             594918104   $1,240    65,400     SH       SOLE                      67,000
Microsoft Corp              COM                                    2,100              NON
Microsoft Corp              COM                                                                                           500
Natl Bancshares Corp Oh     COM             632592101   $2,229   160,224     SH       SOLE                     160,974
Natl Bancshares Corp Oh     COM                                      750              NON
Navios Maritime             COM             Y62196103      $63    27,500     SH       SOLE                      27,500
Oracle Corporation          COM             68389X105     $224    11,800     SH       SOLE                      12,400
Oracle Corporation          COM                                      600              NON
P V F Capital Corp          COM             693654105     $120    51,673     SH       SOLE                      51,673
Pepsico Incorporated        COM             713448108   $1,086    21,093     SH       SOLE                      21,093
Pfizer Incorporated         COM             717081103     $640    44,825     SH       SOLE                      46,325
Pfizer Incorporated         COM                                    2,175              NON
Pfizer Incorporated         COM                                                                                           675
Philip Morris Intl Inc      COM             718172109     $213     5,998     SH       SOLE                       5,998
Pro Dex Inc Colo            COM             74265M106       $4    10,000     SH       SOLE                      10,000
Procter & Gamble Co         COM             742718109   $2,256    47,707     SH       SOLE                      47,707
Procter & Gamble Co         COM                                      200              NON
Procter & Gamble Co         COM                                                                                           200
Schering Plough Corp        COM             806605101     $311    13,200     SH       SOLE                      13,200
SPDR TRUST S&P500           UNIT SER 1      78462F103   $1,349    16,970     SH       SOLE                      16,970
Sun Microsystems Inc New    COM NEW         866810203      $93    11,975     SH       SOLE                      12,162
Sun Microsystems Inc New    COM NEW                                  687              NON
Sun Microsystems Inc New    COM NEW                                                                                       500
Terex Corp                  COM             880779103     $104    11,250     SH       SOLE                      11,250
Teva Pharm Inds Ltd Adrf    ADR             881624209     $543    12,050     SH       SOLE                      12,050
Textron Incorporated        COM             883203101     $216    37,650     SH       SOLE                      37,650
Valero Energy Corp New      COM             91913Y100     $557    30,975     SH       SOLE                      30,975
Valero Energy Corp New      COM                                      125              NON
Valero Energy Corp New      COM                                                                                           125
Vanguard Total Stock Mkt    STK MRK ETF     922908769     $371     9,375     SH       SOLE                       9,375
Verizon Communications      COM             92343V104     $268     8,222     SH       SOLE                       8,858
Verizon Communications      COM                                      636              NON
Whole Foods Market Inc      COM             966837106     $300    17,350     SH       SOLE                      17,350
Whole Foods Market Inc      COM                                      500              NON
Whole Foods Market Inc      COM                                                                                           500
Yum Brands Inc.             COM             988498101     $462    16,816     SH       SOLE                      16,816